Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of derivative fair value through profit or loss and designated as portfolio hedge

	2023
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts – Futures	758,536	6	4
Foreign currency exchange rate contracts – Futures	421,306	1,963	-
Interest rate contracts – Swaps	213,568	-	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	114,478	-	5,875
Warrants	10	20	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	188,748	1,050	-
Equity - Total Return Swap (TRS)	88,193	17,882	-

Designated as portfolio hedge
DI - Future - notes 13 and 14	241,995	60	-
Total	2,026,834	20,981	28,173

	2022
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts - Futures	792,559	27	105
Foreign currency exchange rate contracts – Futures	111,634	917	51
Interest rate contracts – Swaps	10,056	50	-
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	113,682	11,228	24
Warrants	100,000	27,908	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	129,459	1,209	182
Equity - Total Return Swap (TRS)	89,726	145	9,017

Designated as portfolio hedge
DI - Future - notes 13 and 14	1,551,521	1	46
Total	2,898,637	41,485	9,425

Schedule of breakdown by maturity of the notional amounts

	2023
	Up to 3 months	3 to 12 months	Over 12 months	Total
Assets
Interest rate contracts – Futures	-	728,473	13,698	742,171
Foreign currency exchange rate contracts – Futures	610,054	-	-	610,054
Interest rate contracts – Swaps	-	-	10,968	10,968
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	-	20,000	-	20,000
Warrants	-	-	10	10
Total assets	610,054	748,473	24,676	1,383,203

Liabilities
Interest rate contracts – Futures	-	234	16,131	16,365
Interest rate contracts – Swaps	-	202,600	-	202,600
Equity - Total Return Swap (TRS)	9,388	78,805	-	88,193
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	-	94,478	-	94,478
DI - Future - notes 13 and 14	123,446	108,808	9,741	241,995
Total liabilities	132,834	484,925	25,872	643,631
Total	742,888	1,233,398	50,548	2,026,834

	2022
	Up to 3 months	3 to 12 months	Over 12 months	Total

Assets
Interest rate contracts – Futures	332,497	73,286	348	406,131
Foreign currency exchange rate contracts – Futures	241,093	-	-	241,093
Interest rate contracts – Swaps	-	-	10,056	10,056
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	113,682	-	-	113,682
Warrants	-		100,000	100,000
Total assets	687,272	73,286	110,404	870,962

Liabilities
Interest rate contracts – Futures	27,776	256,240	102,412	386,428
Equity - Total Return Swap (TRS)	-	89,726	-	89,726
DI - Future - notes 13 and 14	590,015	858,278	103,228	1,551,521
Total liabilities	617,791	1,204,244	205,640	2,027,675
Total	1,305,063	1,277,530	316,044	2,898,637

Schedule of breakdown by maturity of the fair value amounts

	2023
	Up to 12 months	Over 12 months	Total
Assets
Equity - Total Return Swap (TRS)	17,882	-	17,882
Interest rate contracts – Futures	6	-	6
Foreign currency exchange rate contracts – Futures	3,013	-	3,013
DI - Future - notes 13 and 14	60	-	60
Warrants	20	-	20
Total assets	20,981	-	20,981

Liabilities
Interest rate contracts – Futures	4	-	4
Interest rate contracts – Swaps	22,294	-	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	5,875	-	5,875
Total liabilities	28,173	-	28,173

	2022
	Up to 12 months	Over 12 months	Total
Assets
Equity - Total Return Swap (TRS)	145	-	145
Interest rate contracts – Swaps	-	50	50
Interest rate contracts – Futures	27	-	27
Foreign currency exchange rate contracts – Futures	2,126	-	2,126
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	11,228	-	11,228
Warrants	-	27,908	27,908
Interest rate contracts – Future - portfolio hedge	1	-	1
Total assets	13,527	27,958	41,485

Liabilities
Equity - Total Return Swap (TRS)	9,017	-	9,017
Interest rate contracts – Futures	17	88	105
Foreign currency exchange rate contracts – Futures	233	-	233
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	24	-	24
DI - Future - notes 13 and 14	46	-	46
Total liabilities	9,337	88	9,425

Schedule of forecast and actual payment of expenses

	2023	2022	2021

Balance at beginning of the year	(2,610)	1,487	49
Fair value change recognized in OCI during the period	(29,945)	(20,924)	2,705
Total amount reclassified from cash flow hedge reserve to the statement of profit or loss during the period	20,685	14,012	(242)
to "Customer support and operation"	15,338	6,769	(91)
to "General and administrative expenses"	6,176	7,778	(136)
Effect of changes in exchange rates (OCI)	(829)	(535)	(15)

Deferred income taxes	3,616	2,815	(1,025)

Balance at end of the year	(8,254)	(2,610)	1,487

Schedule of material future transactions

	2023			2022
	Up to 3 months	3 to 12 months	Total	Total
Expected foreign currency transactions	67,564	119,892	187,456	129,459
Total	67,564	119,892	187,456	129,459

Schedule of changes in fair value

	2023
	Hedge object	Fair value adjustment to the hedge object		Derivative hedge instrument
		Asset	Liability	Fair value variation
Interest rate risk
Interest rate contracts - Future - portfolio hedge - credit card	5,368	32	-	(16)
Interest rate contracts - Future - portfolio hedge - loan	164,733	698	-	(601)
Total	170,101	730	-	(617)

	2022
	Hedge object	Fair value adjustment to the hedge object		Derivative hedge instrument
		Asset	Liability	Fair value variation
Interest rate risk
Interest rate contracts - Future - portfolio hedge - credit card	72,337	(51)	-	22
Interest rate contracts - Future - portfolio hedge - loan	1,189,716	(2,836)	-	2,062
Total	1,262,053	(2,887)	-	2,084

Schedule of hedge of corporate and social security taxes over share-based compensation

	2023	2022
Balance at beginning of the year	(4,876)	-
Fair value change recognized in OCI during the year	59,250	(8,871)
Total amount reclassified from cash flow hedge reserve to the statement of profit or loss during the year (note 10)	(33,703)	3,995
to "Customer support and operation"	(1,372)	-
to "General and administrative expenses"	(31,183)	3,995
to "Marketing expenses"	(1,148)	-
Balance at end of the year	20,671	(4,876)

Schedule of expected cash disbursement

	2023				2022
	Up to 1 year	1 to 3 years	Above 3 years	Total	Total
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	42,707	67,889	-	110,596	59,058
Total	42,707	67,889	-	110,596	59,058